SUBSEQUENT EVENTS (Details)				6 Months Ended
	Jul. 15, 2021 USD ($) $ / shares shares	Feb. 15, 2021 USD ($)	Sep. 14, 2020	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 17, 2020 $ / shares
Business Combination, Consideration Transferred [Abstract]
Stock Conversion Ratio			1	1	1
Sale of stock, price per share | $ / shares						$ 10.00
Cash				$ 469,437	$ 1,287,234
Maximum [Member]
Business Combination, Consideration Transferred [Abstract]
Sale of stock, price per share | $ / shares						$ 10.00
Subsequent Event [Member]
Business Combination, Consideration Transferred [Abstract]
Stock Conversion Ratio	1	1
Assets Held-in-trust	$ 32,400,000
Stock redeemed or called during period, shares | shares	19,758,773
Cash	$ 135,400,000
Subsequent Event [Member] | Owlet Inc [Member] | PIPE Investors [Member]
Business Combination, Consideration Transferred [Abstract]
Sale of stock, Number of shares issued in transaction | shares	12,968,000
Sale of stock, price per share | $ / shares	$ 10.00
Sale of stock, consideration received	$ 129,700,000
Subsequent Event [Member] | Maximum [Member]
Business Combination, Consideration Transferred [Abstract]
Cash payment in lieu of vested options		$ 10,000,000